Stock-based Compensation - Stock-based Compensation Expense Related to Stock Options (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options	$ 296	$ 110	$ 1,201	$ 180
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options	52	62	394	28
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options	211	35	648	107
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options	$ 33	$ 13	$ 159	$ 45